Document and Entity Information	Apr. 02, 2020
Cover [Abstract]
Entity Registrant Name	SPX CORP
Amendment Flag	false
Entity Central Index Key	0000088205
Document Type	8-K
Document Period End Date	Apr. 02, 2020
Entity Incorporation State Country Code	DE
Entity File Number	1-6948
Entity Tax Identification Number	38-1016240
Entity Address, Address Line One	13320-A Ballantyne Corporate Place
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28277
City Area Code	(980)
Local Phone Number	474-3700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	SPXC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false